INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, corporate bonds (Details)					12 Months Ended
	Apr. 05, 2019 USD ($) installment	Apr. 04, 2019 USD ($) installment	Aug. 31, 2015 ARS ($) installment	Mar. 31, 2015 USD ($)	Jun. 30, 2019 USD ($)	Apr. 25, 2017 USD ($)	Mar. 15, 2017 USD ($)	Aug. 31, 2015 USD ($)	Aug. 13, 2015 USD ($)
Tranche A
Borrowings:
Notional amount							$ 22,000,000
Tranche B
Borrowings:
Notional amount						$ 23,000,000
Issuance of public corporate bonds
Borrowings:
Notional amount		$ 16,000,000		$ 40,000,000
Term				5 years
Series I
Borrowings:
Notional amount								$ 7,786,327	$ 10,000,000
Interest rate (as a percent)			6.00%					6.00%
Initial exchange rate			9.28					9.28
Number of installments | installment			5
Series I | Tranche A
Borrowings:
Number of installments | installment			4
Percentage of total debt			17.50%
Series I | Tranche B
Borrowings:
Percentage of total debt			30.00%
Series I | Maximum
Borrowings:
Notional amount									$ 17,000,000
Series I Class I
Borrowings:
Notional amount			$ 84,115,789					$ 5,592,805
Interest rate (as a percent)			26.50%					26.50%
Number of installments | installment			5
Borrowings, adjustment to interest rate basis			5.50%					5.50%
Series I Class I | Tranche A
Borrowings:
Number of installments | installment			4
Percentage of total debt			17.50%
Series I Class I | Tranche B
Borrowings:
Percentage of total debt			30.00%
Series I Class I | Maximum | Fixed rate
Borrowings:
Interest rate (as a percent)			35.00%					35.00%
Series I Class I | Maximum | Variable rate
Borrowings:
Interest rate (as a percent)			32.00%					32.00%
Series I Class I | Minimum | Variable rate
Borrowings:
Interest rate (as a percent)			16.00%					16.00%
Series I Class II
Borrowings:
Notional amount			$ 1,377,882					$ 91,614
Interest rate (as a percent)			27.00%					27.00%
Number of installments | installment			5
Series I Class II | Tranche A
Borrowings:
Number of installments | installment			4
Percentage of total debt			17.50%
Series I Class II | Tranche B
Borrowings:
Percentage of total debt			30.00%
Series I Inversiones Odisea
Borrowings:
Notional amount		$ 13,000,000
Interest rate (as a percent)		1055.00%
Number of installments | installment		4
Percentage of total debt		25.00%
Owned capital					$ 13,000,000
Series II Compas Latam High Yield
Borrowings:
Notional amount	$ 3,000,000
Interest rate (as a percent)	1055.00%
Number of installments | installment	4
Percentage of total debt	25.00%
Owned capital					$ 3,000,000